ACQUISITIONS AND DISPOSALS (Schedule of Gain Realized on Disposal) (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jul. 24, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Dec. 18, 2014 USD ($)	Dec. 18, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jul. 24, 2015 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operation					$ 2,529	¥ 16,381	¥ 38,487
CAH and WHT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration				¥ 397,923
Disposition of net assets				359,436
Gain on disposal of discontinued operation			$ 6,203	¥ 38,487
JWYK [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	$ 3,421								¥ 22,160
Disposition of net assets	892								¥ 5,779
Gain on disposal of discontinued operation	$ 2,529	¥ 16,381